Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase	(14.20%)	(13.00%)
1% decrease	17.40%	15.70%
1% increase	₺ (31,547)	₺ (20,880)
1% decrease	₺ 38,657	₺ 25,216
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase	17.90%	16.50%
1% decrease	(14.70%)	(13.70%)
1% increase	₺ 39,767	₺ 26,501
1% decrease	₺ (32,658)	₺ (22,004)